Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III-Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other operating expenses*
	(in millions)
2021	$333.2	$2.2	$101.0	$0.5	$1.3	$0.2	$0.5
2020	$328.7	$2.3	$93.5	$0.6	$1.6	$0.4	$1.0
2019	$326.4	$2.5	$89.7	$0.7	$1.9	$0.3	$0.6
* Includes underwriting, general and administrative expenses.